Changes in Accounting Policies - Summary of Change in Presentation Currency Resulted in Impact on the Year Ended, Consolidated Statements of Cash Flows (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Statement Of Cash Flows Line Items
Cash provided by (used in) Operating activities	$ 324	$ 206
Cash provided by (used in) Investing activities	(59)	(119)
Cash provided by (used in) Financing activities	$ (263)	(149)
Previously Reported [Member]
Statement Of Cash Flows Line Items
Cash provided by (used in) Operating activities			$ 273
Cash provided by (used in) Investing activities			(159)
Cash provided by (used in) Financing activities			$ (200)
Presentation Currency Change [Member]
Statement Of Cash Flows Line Items
Cash provided by (used in) Operating activities		(67)
Cash provided by (used in) Investing activities		40
Cash provided by (used in) Financing activities		$ 51